Cover	Jan. 31, 2025
Document Information [Line Items]
Amendment Flag	true
Document Type	8-K/A
Amendment Description	EXPLANATORY NOTE The purpose of this Amendment No. 1 to Carlyle Credit Income Fund’s Current Report on Form 8-K filed with the Securities and Exchange Commission on January 31, 2025 (the “Form 8-K”), is being filed with the limited purpose of amending the Press Release on page 1 of Exhibit 99.1 to correct an error in the title of the Press Release. No other changes have been made to the Form 8-K. This Amendment No. 1 to the Form 8-K speaks as of the original filing date of the Form 8-K, does not reflect events that may have occurred subsequent to the original filing date, and does not modify or update in any way disclosures made in the original Form 8-K.
Document Period End Date	Jan. 31, 2025
Entity Central Index Key	0001517767
Entity Registrant Name	CARLYLE CREDIT INCOME FUND
Entity Incorporation, State or Country Code	DE
Entity File Number	811-22554
Entity Tax Identification Number	45-2904236
Entity Address, Address Line One	One Vanderbilt Avenue, Suite 3400
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	813-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security Exchange Name	NYSE
Trading Symbol	CCIA
Title of 12(b) Security	Preferred Shares
Current Fiscal Year End Date	--09-30